PREFERRED STOCK (Details Textual) - USD ($)		1 Months Ended						2 Months Ended	3 Months Ended	12 Months Ended	19 Months Ended
	Feb. 11, 2015	Mar. 31, 2015	Mar. 27, 2015	Mar. 24, 2015	Feb. 28, 2015	Jan. 08, 2015	Dec. 31, 2014	Feb. 24, 2015	Mar. 31, 2015	Dec. 31, 2014	Feb. 23, 2015	Feb. 13, 2015	Dec. 30, 2014	Jun. 11, 2014	Feb. 02, 2014	Dec. 31, 2013	Mar. 31, 2013
Class of Stock [Line Items]
Preferred Stock, Value, Issued		$ 0					$ 0		$ 0	$ 0						$ 0
Preferred Stock, Par or Stated Value Per Share		$ 0.00001					$ 0.00001		$ 0.00001	$ 0.00001							$ 0.00001
Stock Issued During Period, Shares, New Issues										100,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.00
Stock Issued During Period, Shares, Other										33,142
Percentage Of Outstanding Shares Of Voting Stock										50.00%
Preferred Stock, Shares Authorized		1,000,000					7,000,000		1,000,000	7,000,000						10,000,000	10,000,000
Conversion of Stock, Shares Converted										375,000
Adjustments to Additional Paid in Capital, Other				$ 483,000
Due to Related Parties, Current		$ 264,000					$ 2,110,000		$ 264,000	$ 2,110,000						$ 1,526,000
Debt Conversion, Converted Instrument, Shares Issued												422,500
Preferred Stock, Shares Outstanding		0					0		0	0
Institutional Investors [Member]
Class of Stock [Line Items]
Warrant Exercisable Period								5 years
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Due to Related Parties, Current													$ 245,000
Repayments of Related Party Debt						$ 100,000
Board of Directors Chairman [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Due to Related Parties, Current												$ 700,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Repayments of Related Party Debt												$ 145,000
Warrant [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable							5 years			5 years
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued				2,392,465
Issuance Of Stock Shares Issued Under Series C Financing Arrangement									118,631
Common Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	24,619
Warrants Issued To Purchase Common Stock Exercise Price									$ 2.00
Common Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued		2,677,009
Common Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					53,095
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued													$ 750,000
Temporary Equity, Shares Issued		0					750,000		0	750,000			750,000			0
Preferred Stock, Par or Stated Value Per Share		$ 0.00001					$ 0.00001		$ 0.00001	$ 0.00001			$ 0.00001			$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 2.00
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable										5 years
Preferred Stock, Dividend Rate, Percentage										7.00%
Preferred Stock, Redemption Terms										(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage										125.00%
Purchase Price Which Equal To Value Of Conversion Amount, Percentage									125.00%	105.00%
Convertible Preferred Stock, Terms of Conversion										(i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized													3,000,000
Preferred Stock, Shares Outstanding							0			0						0
Dividends, Preferred Stock			$ 52,500
Series A Convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										375,000
Stock Issued During Period, Shares, Other										33,142
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued		250,000					0		250,000	0
Convertible Preferred Stock, Terms of Conversion	(i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized	3,000,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued		1,589,720					0		1,589,720	0
Convertible Preferred Stock, Terms of Conversion									5
Preferred Stock, Shares Authorized								3,000,000
31 Group, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Warrants Issued To Purchase Common Stock Exercise Price									$ 2.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion		(i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Conversion of Stock, Shares Converted			750,000						0	375,000
Series A Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted									375,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Terms										the holder of Series B Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock.
Convertible Preferred Stock, Terms of Conversion									5	A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Conversion of Stock, Shares Converted									2,227,911
Adjustments to Additional Paid in Capital, Other		$ 390,000
Series B Preferred Stock [Member] | Non Related Party [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding		250,000							250,000
Series B Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share														$ 0.00001
Stock Issued During Period, Shares, New Issues	175,000
Sale of Stock, Number of Shares Issued in Transaction	350,000
Sale of Stock, Consideration Received Per Transaction	$ 350,000
Series B Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted									0
Debt Conversion, Converted Instrument, Shares Issued					845,000
Convertible Preferred Stock, Shares Issued upon Conversion		945,000							945,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan		66,150
Series B Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.00			$ 2.00
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable										5 years
Series B Preferred Stock [Member] | Warrant [Member] | Related Party [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted									422,500
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.00
Preferred Stock, Redemption Terms		(i) the stated value of Series C Preferred Stock to be redeemed multiplied by 105% (for redemptions occurring within the first thirty days of the initial issuance date) or 110% (for redemptions occurring during the period between thirty and sixty days of the initial issuance date) plus (ii) all accrued and unpaid dividends thereon until the date of the redemption. On both March 12, 2015, and March 24, 2015, the Company met all conditions.								the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage										125.00%
Purchase Price Which Equal To Value Of Conversion Amount, Percentage									125.00%
Convertible Preferred Stock, Terms of Conversion										A holder of Preferred Stock shall have the right to convert the Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Conversion of Stock, Shares Converted									1,589,720
Conversion of Stock, Shares Issued		882,502
Adjustments to Additional Paid in Capital, Other		$ 184,000
Convertible Preferred Stock, Shares Issued upon Conversion		210,280							210,280
Stock Issued During Period, Shares, Dividend Reinvestment Plan		14,720
Preferred Stock, Shares Outstanding		1,589,720							1,589,720
Preferred Stock, Redemption Amount		$ 300,000							$ 300,000
Series C Preferred Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share								$ 0.00001
Stock Issued During Period, Shares, New Issues								900,000
Sale of Stock, Number of Shares Issued in Transaction								1,800,000
Sale of Stock, Consideration Received Per Transaction								$ 1,800,000
Series C Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.00			$ 2.00
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable										5 years
Conversion of Stock, Shares Converted									900,000